Schedule of movement in government grant (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Other Financial Assets Current
At 1 April	₨ 218,843	₨ 156,835
Recorded in statement of profit or loss	7,883	86,810
Received during the year	(128,735)	(24,925)
Effect of movement in exchange rate	55	123
At 31 March	₨ 98,046	₨ 218,843